Organization and Nature of Operations (Tables)	12 Months Ended
Mar. 31, 2021
Accounting Policies [Abstract]
Schedule of operating subsidiaries
Name of Entity	Date of Incorporation	Place of Incorporation	Registered Capital	% of Ownership	Principal Activities

Happiness (Nanping) Biotech Co., Ltd. (“Nanping Happiness”)	June 1, 2018	PRC	US$ 36,100,000		Investment
Fujian Happiness Biotech Co., Ltd (“Fujian Happiness”)	November 19, 2004	PRC	RMB 100,000,000	100% by Nanping Happiness	Research, development, production and selling of nutraceutical and dietary supplements
Fujian Happiness comes Medical Equipment Manufacturing Co., Ltd.	April 15, 2020	PRC	RMB 10,000,000	51% by Fujian Happiness	Selling of medical equipment
Shunchang Happiness Nutraceutical Co., Ltd (“Shunchang Happiness”)	May 19, 1998	PRC	RMB 2,000,000	100% by Fujian Happiness	Research, development, production and selling of edible fungi
Fuzhou Happiness Enterprise Management Consulting Co., Ltd.	December 15, 2020	PRC	RMB 1,000,000	100% by Nanping Happiness	Management and consulting service
Happy Buy (Fujian) Network Technology Co., Ltd. (“Happy Buy”)	July 16, 2020	PRC	RMB 30,000,000	100% by Nanping Happiness	Advertising service, online sales
Fujian Happy Studio Network Technology Co. LTD	August 10, 2020	PRC	RMB 10,000,000	51% by Happy Buy	Advertising service
Hangzhou C'est la vie Interactive Technology Co., Ltd. (“Hangzhou C’est la vie”)	August 26, 2020	PRC	RMB 10,000,000	51% by Happy Buy	Online sales
Fujian Lever Media Co., Ltd. (“Fujian Lever”)	March 1, 2021	PRC	RMB 10,000,000	51% by Hangzhou C'est la vie	Online sales
Shunchang Bangren Electronic Commerce Co., Ltd.	December 3, 2020	PRC	RMB 100,000	100% by Fujian Lever	Online sales
Shunchang Baolong Electronic Commerce Co., Ltd.	December 3, 2020	PRC	RMB 100,000	100% by Fujian Lever	Online sales
Shunchang Shihong Electronic Commerce Co., Ltd.	December 3, 2020	PRC	RMB 100,000	100% by Fujian Lever	Online sales
Happiness Youdao (Hangzhou) Electronic Commerce Co., Ltd.	August 21, 2017	PRC	RMB 10,000,000	70% by Hangzhou C'est la vie	Online sales
Putian City Hanjiang District Luochen Network Technology Co., Ltd. (“Putian Luochen”)	February 8, 2021	PRC	RMB 100,000	100% by Hangzhou C'est la vie	Online sales
Putian City Hanjiang District Qiyao Trading Co., Ltd.	February 9, 2021	PRC	RMB 100,000	100% by Putian Luochen	Online sales
Putian City Hanjiang District Zhiran Trading Co., Ltd.	February 8, 2021	PRC	RMB 100,000	100% by Putian Luochen	Online sales
Fujian Seravi Electronic Commerce Co., Ltd. (“Fujian Seravi”)	November 30, 2020	PRC	RMB 10,000,000	100% by Hangzhou C'est la vie	Online sales
Shunchang Qida Electronic Commerce Co., Ltd.	December 3, 2020	PRC	RMB 30,000	100% by Fujian Seravi	Online sales
Shunchang Shenghui Electronic Commerce Co., Ltd.	December 3, 2020	PRC	RMB 30,000	100% by Fujian Seravi	Online sales
Shunchang Zhibo Electronic Commerce Co., Ltd.	December 3, 2020	PRC	RMB 30,000	100% by Fujian Seravi	Online sales
Shunchang Shenzhou Electronic Commerce Co., Ltd.	December 2, 2020	PRC	RMB 30,000	100% by Fujian Seravi	Online sales
Shunchang Penghong Electronic Commerce Co., Ltd.	December 2, 2020	PRC	RMB 30,000	100% by Fujian Seravi	Online sales
Shunchang Tongyuan Electronic Commerce Co., Ltd.	December 2, 2020	PRC	RMB 30,000	100% by Fujian Seravi	Online sales
Shunchang Guangxiang Electronic Commerce Co., Ltd.	December 2, 2020	PRC	RMB 30,000	100% by Fujian Seravi	Online sales
Shunchang Lishijin Electronic Commerce Co., Ltd.	December 2, 2020	PRC	RMB 30,000	100% by Fujian Seravi	Online sales
Shunchang Wangfu Electronic Commerce Co., Ltd.	December 2, 2020	PRC	RMB 100,000	100% by Fujian Seravi	Online sales
Shunchang Yibo Electronic Commerce Co., Ltd.	December 1, 2020	PRC	RMB 100,000	100% by Fujian Seravi	Online sales
Shunchang Herui Electronic Commerce Co., Ltd.	December 1, 2020	PRC	RMB 100,000	100% by Fujian Seravi	Online sales
Shunchang Runhao Electronic Commerce Co., Ltd.	December 2, 2020	PRC	RMB 30,000	100% by Fujian Seravi	Online sales
Shunchang Xianghong Electronic Commerce Co., Ltd.	December 2, 2020	PRC	RMB 30,000	100% by Fujian Seravi	Online sales
Fujian Daji Media Co., Ltd. (“Daji”)	February 1, 2021	PRC	RMB 10,000,000	51% by Happy Buy	Live streaming service
Happy Buy (Fujian) Automobile Service Co., Ltd. (“Happy Buy Automobile”)	October 27, 2020	PRC	RMB 10,000,000	51% by Happy Buy	Automobile sales
Happy Buy (Nanping) Automobile Sales Co., Ltd.	December 15, 2020	PRC	RMB 5,000,000	100% by Happy Buy Automobile	Automobile sales
Happy Optimal (Fujian) Network Technology Co., Ltd. (“Happy Optimal”)	December 29, 2020	PRC	RMB 10,000,000	51% by Happy Buy	Advertising service
Shunchang Jiefei Electronic Commerce Co., Ltd.	December 2, 2020	PRC	RMB 30,000	100% by Happy Optimal	Online sales
Shunchang Happy Cat Electronic Commerce Co., Ltd.	December 3, 2020	PRC	RMB 30,000	100% by Happy Optimal	Online sales
Shunchang Xiaocongcong Electronic Commerce Co., Ltd.	December 3, 2020	PRC	RMB 30,000	100% by Happy Optimal	Online sales
Shunchang Wansheng Electronic Commerce Co., Ltd.	December 2, 2020	PRC	RMB 30,000	100% by Happy Optimal	Online sales
Happy Feiyue (Fujian) Network Technology Co., Ltd.	March 19, 2021	PRC	RMB 10,000,000	70% by Happy Buy	Online sales